UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/07
Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Muhlenkamp & Company
Address: 5000 Stonewood Drive, Suite 300
Wexford, PA 15090

Form 13F File Number: 28-03447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jack Kunkle
Title:   Analyst
Phone: 724-934-5126

/s/ Jack Kunkle
August 14, 2007

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 69
Form 13F Information Table Value Total: 2,689,170

(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------
AMR Corp.                      COM              001765106     4341 164740.0000 SH    Sole                        164740.0000
Alaska Air Group               COM              011659109     7548 270910.0000 SH    Sole                        270910.0000
Allstate Insurance Grp.        COM              020002101    81189 1319929.2730 SH   Sole                        1319929.2730
Altria Group Inc               COM              02209S103    92022 1311971.5827 SH   Sole                        1311971.5827
American International Group   COM              026874107    88849 1268728.0000 SH   Sole                        1268728.0000
Anadarko Petroleum Corp.       COM              032511107   120996 2327295.0000 SH   Sole                        2327295.0000
BHP BILLITON LTD SPONSORED ADR COM              088606108   113178 1894195.0000 SH   Sole                        1894195.0000
Bank of America Corp           COM              060505104      312 6373.4065 SH      Sole                         6373.4065
Berkshire Hathaway CL B        COM              084670207      288  80.0000 SH       Sole                           80.0000
Black & Decker Corp            COM              091797100     2062 23345.0000 SH     Sole                        23345.0000
Burlington Northern Santa Fe C COM              12189T104      633 7440.0000 SH      Sole                         7440.0000
CHAPARRAL STL CO DEL COM       COM              159423102    39652 551722.0000 SH    Sole                        551722.0000
Capital One Financial Corp.    COM              14040H105    93524 1192296.7350 SH   Sole                        1192296.7350
Caterpillar                    COM              149123101    94094 1201714.0000 SH   Sole                        1201714.0000
Cemex S A Sponsor ADR New Rep  COM              151290889   149330 4046886.7170 SH   Sole                        4046886.7170
ChevronTexaco Corp.            COM              166764100      248 2945.0000 SH      Sole                         2945.0000
Cisco Systems Inc              COM              17275R102    25753 924704.0000 SH    Sole                        924704.0000
Citigroup Inc.                 COM              172967101   107174 2089561.9122 SH   Sole                        2089561.9122
ConocoPhillips                 COM              20825C104   154963 1974048.8400 SH   Sole                        1974048.8400
Countrywide Financial Corp.    COM              222372104   128805 3543456.2951 SH   Sole                        3543456.2951
DEVON ENERGY CORP NEW COM      COM              25179M103   120898 1544228.5650 SH   Sole                        1544228.5650
Dell Inc.                      COM              24702R101      311 10909.0000 SH     Sole                        10909.0000
Eagle Materials Inc            COM              26969P108     6004 122397.8453 SH    Sole                        122397.8453
Exxon Mobil Corp.              COM              30231G102      929 11071.0000 SH     Sole                        11071.0000
FIDELITY NATIONAL FINANCIAL-A  COM              31620R105    42339 1786458.0000 SH   Sole                        1786458.0000
FIDELITY NATL INFO SVC COM     COM              31620M106    53718 989639.0000 SH    Sole                        989639.0000
Fannie Mae                     COM              313586109     9264 141799.0000 SH    Sole                        141799.0000
General Electric               COM              369604103     1316 34381.3032 SH     Sole                        34381.3032
Goldman Sachs Group Inc.       COM              38141G104     4009 18495.0000 SH     Sole                        18495.0000
Graco Inc.                     COM              384109104     8678 215439.0000 SH    Sole                        215439.0000
HARRIS CORP DEL COM            COM              413875105    30186 553360.0000 SH    Sole                        553360.0000
Harley Davidson Inc.           COM              412822108    25308 424565.0000 SH    Sole                        424565.0000
Home Depot                     COM              437076102    13563 344684.3900 SH    Sole                        344684.3900
Intel Corp                     COM              458140100      380 16000.0000 SH     Sole                        16000.0000
International Business Machine COM              459200101    15972 151748.3785 SH    Sole                        151748.3785
J.P. Morgan Chase & Co.        COM              46625H100      292 6031.0000 SH      Sole                         6031.0000
Kraft Foods Inc.               COM              50075N104     1036 29384.0000 SH     Sole                        29384.0000
MARSHALL EDWARDS INC COM       COM              572322303      232 75607.0000 SH     Sole                        75607.0000
Meritage Corp.                 COM              59001A102    28629 1070230.0000 SH   Sole                        1070230.0000
Merrill Lynch                  COM              590188108   120776 1445037.5420 SH   Sole                        1445037.5420
Microsoft Corp                 COM              594918104      743 25209.1095 SH     Sole                        25209.1095
Morgan Stanley                 COM              617446448    28780 343109.0000 SH    Sole                        343109.0000
NOVAGOLD RES INC COM NEW       COM              66987E206     9540 634700.0000 SH    Sole                        634700.0000
NVR Inc.                       COM              62944T105    69657 102474.0000 SH    Sole                        102474.0000
Nabors Industries LTD New (Ber COM              G6359F103   125821 3769362.0000 SH   Sole                        3769362.0000
National RV Holdings           COM              637277104      624 427400.0000 SH    Sole                        427400.0000
Novogen LTD                    COM              67010F103     2122 251710.0000 SH    Sole                        251710.0000
OPENTV CORP CL A               COM              G67543101      424 200000.0000 SH    Sole                        200000.0000
Patterson Energy Inc.          COM              703481101    58786 2242899.0460 SH   Sole                        2242899.0460
Polaris Industries, Inc.       COM              731068102    19016 351100.0000 SH    Sole                        351100.0000
RTI International Metals Inc.  COM              74973W107     9169 121650.0000 SH    Sole                        121650.0000
Rush Enterprises CLA           COM              781846209     4053 186605.0000 SH    Sole                        186605.0000
Rush Enterprises CLB           COM              781846308     5926 283005.0000 SH    Sole                        283005.0000
Stanley Furniture Inc New      COM              854305208    16598 808090.0000 SH    Sole                        808090.0000
Terex Corp Del                 COM              880779103   113591 1397184.0000 SH   Sole                        1397184.0000
Thor Industries Inc.           COM              885160101    68450 1516384.0000 SH   Sole                        1516384.0000
Toll Brothers Inc.             COM              889478103    43455 1739590.0000 SH   Sole                        1739590.0000
U S Bancorp Del New            COM              902973304      478 14520.0000 SH     Sole                        14520.0000
United Technologies Corp.      COM              913017109      424 5980.0000 SH      Sole                         5980.0000
UnitedHealth Group Inc.        COM              91324P102   126242 2468563.1220 SH   Sole                        2468563.1220
WESCO INTERNATIONAL INC        COM              95082P105    30237 500200.0000 SH    Sole                        500200.0000
Wal-Mart Stores                COM              931142103      394 8192.0000 SH      Sole                         8192.0000
Washington Mutual Inc.         COM              939322103    54692 1282652.0000 SH   Sole                        1282652.0000
Wells Fargo & Co.              COM              949746101      216 6140.0000 SH      Sole                         6140.0000
Whirlpool Corp                 COM              963320106   100703 905600.0000 SH    Sole                        905600.0000
Winnebago Inds. Inc.           COM              974637100    23431 793724.1950 SH    Sole                        793724.1950
Wyeth                          COM              983024100      410 7148.0000 SH      Sole                         7148.0000
YRC WORLDWIDE INC              COM              984249102     2906 78974.0000 SH     Sole                        78974.0000
Muhlenkamp Fund                                 962096103      339 3733.6100 SH      Sole                         3733.6100